Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Advances to suppliers	¥ 23,549		¥ 14,428
Other receivables	15,361		3,054
Prepayment for equipment	3,636
Other current assets	7,745		5,525
Rental deposits	235		276
Total	50,526		23,283
Less: non-current portion	(3,636)	$ (529)	0
Prepaid expenses and other current assets	¥ 46,890	$ 6,819	¥ 23,283